Operating Segments	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Operating Segments
Note 22 - Operating Segments

The Company’s reportable segments, which form the Company’s strategic business units, are described below:

●
Photovoltaic power plants (PV Plants) – Operation of installations that convert the energy in sunlight into electrical energy as follows: (i) approximately 7.9MWp aggregate installed capacity of photovoltaic power plants in Spain, (ii) a photovoltaic power plant of approximately 9 MWp installed capacity in Israel, (iii) 51% of Talasol, which during the majority of the reporting period was constructing a photovoltaic plant with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain, (iv) Ellomay Solar S.L.U that is constructing a photovoltaic plant with a peak capacity of 28 MW in the municipality of Talaván, Cáceres, Spain, and (v) approximately 22.6MWp aggregate installed capacity of photovoltaic power plants in Italy, that the Company sold on December 20, 2019.

●
Dorad Energy Ltd. (Dorad) – 9.375% indirect interest in Dorad, which owns and operates a combined cycle power plant based on natural gas, with production capacity of approximately 860 MW, located south of Ashkelon, Israel.

●
Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V. (BioGas), project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million (with a license to produce 7.5 million) Nm3 per year, respectively.

●	Pumped storage hydro power plant (Manara) – 83.333% indirect interest in a company constructing a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel.

Factors that management used to identify the Company’s reportable segments

The Company’s strategic business units offer different products and the allocation of resources and evaluation of performance is managed separately because they require different technology.

For each of the strategic business units, the Company’s chief operating decision maker (CODM) reviews internal management reports on at least a quarterly basis. The following summary describes the operations in each of the Company’s operating segments.

The Company presented the photovoltaic power plants per geographical areas, as the information collected and analyzed by the CODM in connection with the PV Plants is presented based on the physical location of the PV Plant. The CODM reviews the NIS denominated information on Dorad and the PV Plant located in Israel and the information presented in the tables below is translated into euro. The CODM reviews the Company’s share in the results of Dorad. In the reports analyzed by the CODM, the PV Plant located in Israel is presented under the fixed asset model and not under the financial asset model as per IFRIC 12.

Performance is measured based on segment gross profit as included in reports that are regularly reviewed by the chief operating decision maker. Segment gross profit is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

Segment assets consist of current assets and fixed assets, as included in reports provided regularly to the chief operating decision maker.

	PV								Total
			Ellomay			Bio			reportable		Total
	Italy	Spain	Solar	Talasol	Israel[1]	Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2021
	€ in thousands

Revenues	-	2,587	-	28,494	4,255	12,686	51,630	-	99,652	(54,869)	44,783
Operating expenses	-	(472)	-	(6,239)	(367)	(10,446)	(39,175)	-	(56,699)	39,175	(17,524)
Depreciation expenses	-	(904)	-	(10,546)	(2,374)	(3,135)	(5,539)	-	(22,498)	7,422	(15,076)
Gross profit (loss)	-	1,211	-	11,709	1,514	(895)	6,916	-	20,455	(8,272)	12,183
Project development costs											(2,508)
General and
administrative expenses											(5,661)
Share of loss of equity
accounted investee											117
Operating profit											4,131
Financing income											2,931
Financing expenses in connection
with derivatives and warrants, net											(841)
Financing expenses, net											(28,974)
Loss before taxes
on Income											(22,753)
Segment assets as at
December 31, 2021	1,715	13,841	14,456	246,172	38,809	34,570	118,435	107,678	575,676	(24,529)	551,147

[1] The Talmei Yosef PV Plant located in Israel is presented under the fixed asset model and not under the financial asset model as per IFRIC 12.

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Biogas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2020
	€ in thousands

Revenues	-	2,577	4,089	-	6,002	57,495	-	70,163	(60,518)	9,645
Operating expenses	-	(463)	(379)	-	(4,109)	(44,489)	-	(49,440)	44,489	(4,951)
Depreciation and amortization expenses	-	(905)	(2,310)	-	(1,457)	(5,674)	-	(10,346)	7,371	(2,975)
Gross profit (loss)	-	1,209	1,400	-	436	7,332	-	10,377	(8,658)	1,719
Project development costs										(3,491)
General and
administrative expenses										(4,512)
Share of profits (loss) of
equity accounted investee										1,525
Other income, net										2,100
Capital gain (loss)										-
Operating profit										(2,659)
Financing income										2,134
Financing income
(expenses) in connection
with derivatives, net										1,094
Financing expenses, net										(6,862)
Profit before taxes on
Income										(6,293)
Segment assets as at
December 31, 2020	503	17,574	36,521	232,955	36,253	109,983	21,925	455,714	4,458	460,172

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Biogas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2019
	€ in thousands

Revenues	10,082	2,987	4,114	-	4,786	63,416	-	85,385	(66,397)	18,988
Operating expenses	(1,422)	(504)	(325)	-	(4,387)	(48,558)	-	(55,196)	48,558	(6,638)
Depreciation and amortization expenses	(3,668)	(903)	(2,271)	(30)	(1,353)	(5,031)	-	(13,256)	6,840	(6,416)
Gross profit (loss)	4,992	1,580	1,518	(30)	(954)	9,827	-	16,933	(10,999)	5,934
Project development costs										(4,213)
General and
administrative expenses										(3,827)
Share of profits (loss) of
equity accounted investee										3,086
Other income, net										(2,100)
Capital gain (loss)										18,770
Operating profit										17,650
Financing income										1,827
Financing income
(expenses) in connection
with derivatives, net										897
Financing expenses, net										(10,877)
Profit before taxes on
Income										9,497
Segment assets as at
December 31, 2019	-	16,324	38,942	118,848	18,463	116,561	2,473	311,611	(1,439)	310,172

Geographical information
The Company is domiciled in Israel and it operates in Israel, Spain and Italy (until the sale of the Italian Subsidiaries) through its subsidiaries that own PV Plants, in the Netherlands through its subsidiaries that own anaerobic digestion plants and also in Israel through Dori Energy. On December 20, 2019, the Company sold ten Italian Subsidiaries, which own twelve photovoltaic plants with an aggregate nominal capacity of approximately 22.6 MW.

The following table lists the revenues from the Company's operations in Israel, the Netherlands, Italy and Spain:

	For the year ended December 31
	2021	2020	2019
	€ in thousands
Israel	1,016	1,066	1,133
Italy	-	-	10,082
The Netherlands	12,686	6,002	4,786
Spain (including Talasol Project)	31,081	2,577	2,987
Total revenues	44,783	9,645	18,988

The following table lists the fixed assets, net from the Company’s operations in Israel, Spain and the Netherlands:

	As at December 31
	2021	2020
	€ in thousands
Israel	78,928	16,651
Spain	232,897	217,339
The Netherlands	28,240	30,105
Total fixed assets, net	340,065	264,095